Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss Explanatory (Parenthetical) (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Financial assets at FVTPL	$ 150,134	$ 293,952
Gain on disposal	130,562
Disposal of financial asset measured at FVTPL	$ 254,951
Fixed interest rate [member]
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Consideration receivables on disposal of financial assets at FVTPL , Interest rate per month	1.20%
Other Receivables [Member]
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Interest receivable	$ 5,294
AMTD Group [Member]
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Financial assets at FVTPL		8,435
Movie income right investments [Member]
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Financial assets at FVTPL	$ 63,091	$ 81,101